Label	Element	Value
Victory Special Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000802716_SupplementTextBlock	The Victory Portfolios Victory Special Value Fund Supplement dated June 30, 2015 to the Prospectus dated March 1, 2015
Risk/Return [Heading]	rr_RiskReturnHeading	Victory Special Value Fund
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Prospectus is being revised to correct the “Fund Fees and Expenses” table found on page 2 of the Prospectus for Class C and Class Y shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(If you sell your shares at the end of the period.)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(If you do not sell your shares at the end of the period.)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	If you wish to obtain more information, please call the Victory Funds at 800-438-5789. PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.
Victory Special Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 701
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	966
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,063
Victory Special Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	323
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	688
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,534
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	223
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	688
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,180
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,534
Victory Special Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Victory Special Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Victory Special Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,548